Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,143		$ 2,316
Prepayments for leases - satellite	1,729		0
Others	2,298		1,810
Prepayments	6,170		4,126
Prepaid rents	581		589
Others	2,259		1,809
Current prepayments	2,840	$ 93	2,398
Prepaid rents	1,562		1,727
Prepayments for leases - satellite	1,729		0
Others	39		1
Noncurrent prepayments	$ 3,330	$ 109	$ 1,728